Share capital	12 Months Ended
Mar. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
As at March 31, 2025, the Company had 146,399,347 Common Shares issued and outstanding, unlimited shares authorized (2024 – 153,547,616).
The Company’s authorized share capital consists of (i) an unlimited number of Subordinate Voting Shares and (ii) an unlimited number of preferred shares, issuable in series.
Common Shares
The Common Shares consist of Subordinate Voting Shares with no par value. The holders of outstanding Common Shares are entitled to one vote per share and are entitled to receive dividends at such times and in such amounts and form as the Board may from time to time determine, but subject to the rights of the holders of any preferred shares.
Preferred Shares
The preferred shares are issuable at any time and from time to time in one or more series. The Board is authorized to fix before issue the number of, the consideration per share of, the designation of, and the provisions attaching to, the preferred shares of each series, which may include voting rights, the whole subject to the issue of a certificate of amendment setting forth the designation and provisions attaching to the preferred shares or shares of the series.
Normal Course Issuer Bid
The Board and the TSX approved a normal-course issuer bid ("NCIB") for the Company to purchase at its discretion for cancellation up to 9,722,677 Subordinate Voting Shares of the Company, representing approximately 10% of the Company's "public float" (as defined in the TSX Company Manual) of Subordinate Voting Shares issued and outstanding as at March 22, 2024, over the twelve-month period from April 5, 2024 and ended on April 4, 2025.
Under the NCIB, other than purchases made under block purchase exemptions, the Company is allowed, subject to applicable securities laws, to purchase daily, through the facilities of the TSX, a maximum of 165,177 Subordinate Voting Shares representing 25% of the average daily trading volume of 660,709 Subordinate Voting Shares, as calculated per the TSX rules for the six-month period ended on February 29, 2024.
In connection with the NCIB, the Company also entered into an automatic share purchase plan (“ASPP”) under which a designated broker may purchase Subordinate Voting Shares at times when the Company would ordinarily not be permitted to purchase its Subordinate Voting Shares due to regulatory restrictions and customary self-imposed blackout periods. Any repurchases made under the ASPP are made in accordance with certain purchasing parameters.
During the fiscal year ended March 31, 2025, the Company repurchased and cancelled 9,722,677 Subordinate Voting Shares representing the total authorized amount pursuant to the NCIB for a total consideration, including transaction costs, of $134,193. Of the 9,722,677 Subordinate Voting Shares repurchased, 7,048,751 were purchased under the ASPP for a consideration of $92,355. The Company did not repurchase any of its Subordinate Voting Shares under an NCIB in the fiscal year ended March 31, 2024.
Subsequent Event
The Board and the TSX approved the renewal of the Company's NCIB to purchase at its discretion for cancellation up to 9,013,953 Subordinate Voting Shares of the Company, representing approximately 10% of the Company's "public float" (as defined in the TSX Company Manual) of Subordinate Voting Shares issued and outstanding as at March 21, 2025, over the twelve-month period commencing on April 5, 2025 and ending no later than April 4, 2026.
Under the NCIB, other than purchases made under block purchase exemptions, the Company is allowed, subject to applicable securities laws, to purchase daily, through the facilities of the TSX, a maximum of 153,504 Subordinate Voting Shares representing 25% of the average daily trading volume of 614,018 Subordinate Voting Shares, as calculated per the TSX rules for the six-month period ended on February 28, 2025.
In connection with the NCIB, subsequent to the end of the year, the Company also entered into an ASPP under which a designated broker may purchase Subordinate Voting Shares at times when the Company would ordinarily not be permitted to purchase its Subordinate Voting Shares due to regulatory restrictions and customary self-imposed blackout periods. Any repurchases made under the ASPP are made in accordance with certain purchasing parameters.
During April 2025, under the NCIB and pursuant to the ASPP, the Company repurchased and cancelled 9,013,953 Subordinate Voting Shares representing the total authorized amount pursuant to the NCIB for a consideration of $84,362.